Income Taxes - Summary of Income (Loss) Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Income loss before income tax [Line Items]
US	$ 97,918	$ 89,416	$ 62,706
Korea	2,696	(14,199)	(12,839)
Income before income tax	$ 100,614	$ 75,217	$ 49,867